Stock-Based Compensation - Summary of Stock Awards Activity Other Than Options (Detail)	12 Months Ended
Sep. 30, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	191,443
Number of Shares, Forfeited	6,592
Number of Shares, Outstanding and unvested	184,851
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 23.00
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Outstanding and unvested | $ / shares	$ 23.00
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding and unvested
Number of Shares, Granted	3,884,615
Number of Shares, Vested	(3,884,615)
Number of Shares, Forfeited	0
Number of Shares, Outstanding and unvested	0
Weighted Average Grant Date Fair Value, Outstanding and unvested | $ / shares
Weighted Average Grant Date Fair Value, Granted | $ / shares	23.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	23.00
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Outstanding and unvested | $ / shares	$ 0
Service Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding and unvested
Number of Shares, Granted	1,647,442
Number of Shares, Vested	(161,831)
Number of Shares, Forfeited	0
Number of Shares, Outstanding and unvested	1,485,611
Weighted Average Grant Date Fair Value, Outstanding and unvested | $ / shares
Weighted Average Grant Date Fair Value, Granted | $ / shares	23.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	23.00
Weighted Average Grant Date Fair Value, Outstanding and unvested | $ / shares	$ 23.00